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                    UNITED STATES                            OMB APPROVAL
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          SECURITIES AND EXCHANGE COMMISSION           OMB Number:    3235-0456
                Washington, D.C. 20549                 Expires: August 31, 2000
                                                       Estimated average burden
                                                       hours per response.....1
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                      FORM 24F-2
           ANNUAL NOTICE OF SECURITIES SOLD
                PURSUANT TO RULE 24F-2

    Read instructions at end of Form before preparing Form.

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     1.    Name and address of issuer:
           PaineWebber Securities Trust
           51 West 52nd Street
           New York, NY 10019-6114

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     2.    The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|

           PaineWebber Small Cap Fund
           (Class A, B, C and Y shares)

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     3.    Investment Company Act File Number:

               811-7374

           Securities Act File Number:

                33-55374


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     4(a). Last day of fiscal year for which this Form is filed:

                July 31, 1999

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     4(b). |_| Check box if this Form is being  filed  late  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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     4(c). |_| Check box if this is the last time the issuer will be filing this
               Form.


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



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     5.    Calculation of registration fee:

         (i)    Aggregate sale price of                             $ 36,828,987
                securities sold during the                           -----------
                fiscal year pursuant to section
                24(f):

         (ii)   Aggregate price of securities
                redeemed or repurchased during    $ 62,296,548
                the fiscal year                    -----------

         (iii)  Aggregate  price of securities
                redeemed or repurchased  during
                any PRIOR fiscal year ending no
                earlier than October 1, 1995
                that were not previously used to   $         0
                reduce registration fees payable    ----------
                to the Commission:

         (iv)   Total available redemption credits
                [add Items 5(ii) and 5(iii)]:                      -$ 62,296,548
                                                                     -----------

         (v)    Net sales - if item 5(i) is
                greater than Item 5(iv)                             $          0
                [subtract item 5(iv) from Item                       -----------
                5(i)]:

       -------------------------------------------------------------------------
         (vi)   Redemption credits available for
                use in future years  -- if Item   $(25,467,561)
                5(i) is less than Item 5(iv)        ----------
                [subtract Item 5(i) from Item
                5(iv)]:
       -------------------------------------------------------------------------

         (vii)  Multiplier for determining
                registration fee (See                              x$   0.000278
                Instruction C.9):                                    -----------

         (viii) Registration fee due [multiply
                Item 5(v) by Item 5(vii)] (enter
                "0" if no fee is due):                             =$          0
                                                                     -----------

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     6.         Prepaid Shares

                If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares
                or other units)  deducted here:          0.
                                                ----------
                If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fisca year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
                number here:          0.
                             ----------

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     7.         Interest  due - if this  Form is being  filed
                more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                   +$          0
                                                                     -----------

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      8.        Total of the amount of the  registration fee
                due plus any interest due [line 5(viii) plus
                line 7]:
                                                                   =$          0
                                                                     -----------

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

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



                         Method of Delivery:

                                         |_|    Wire Transfer

                                         |_|    Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John J. Lee
                          -------------------------------------

                          John J. Lee
                          -------------------------------------
                          Vice President and Assistant Treasurer
                          -------------------------------------

Date:   October 27, 1999
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                *Please  print the name and title of the signing  officer  below the signature.